SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basis of presentation (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Accumulated deficit	$ (3,308,860)		$ (3,157,918)
Net current liabilities	(1,709,672)
Net cash used in operating activities	$ (53,728)	$ (150,905)